SOLON SHORT DURATION GOVERNMENT FUNDS
1981 N. Broadway, Suite #325
Walnut Creek, CA  94596
510/988-7110


Semi-Annual Report
For the six month period ended August 31, 1996


Dear Shareholder:

We are pleased to report on the performance of the Solon Short Duration Government Funds for the first half of The Solon Funds' fiscal year, the six months ended August 31, 1996. Included, too, are performance figures showing cumulative returns since inception March 1, 1994.

Please let us know what we can do to serve you better. We appreciate your confidence in The Solon Funds and Solon Asset Management, L.P.

Sincerely,



/s/Deborah Hicks Midanek
Chairman
The Solon Funds

October 25, 1996



SOLON SHORT DURATION GOVERNMENT FUNDS
COMPARED TO LEHMAN GOV'T 1-3 YEAR INDEX

           VALUE OF HYPOTHETICAL $10,000 ACCOUNT FOR:

             1-YR        3-YR        LEHMAN GOV'T
           PORTFOLIO   PORTFOLIO     1-3 YR INDEX
           ---------   ---------     ------------
FEB '94     10000        10000         10000
MAR          9937        10010          9949
APR          9919.11     10047.04       9911.19
MAY          9929.03     10078.18       9925.07
JUN          9965.77     10116.48       9949.88
JUL         10062.44     10153.91      10039.43
AUG         10107.72     10188.43      10072.56
SEP         10092.56     10229.19      10049.39
OCT         10113.75     10274.2       10072.51
NOV         10102.63     10309.13      10030.2
DEC         10143.04     10362.74      10049.26
JAN '95     10266.78     10437.35      10185.93
FEB         10411.54     10512.5       10324.46
MAR         10464.64     10559.8       10382.28
APR         10550.45     10627.39      10474.68
MAY         10735.09     10677.33      10653.8
JUN         10799.5      10744.6       10711.33
JUL         10835.13     10804.77      10754.17
AUG         10916.4      10877.16      10818.7
SEP         10978.62     10925.02      10871.71
OCT         11064.25     10991.67      10961.94
NOV         11169.37     11070.81      11055.12
DEC         11272.12     11148.3       11138.03
JAN '96     11373.57     11225.22      11232.71
FEB         11320.12     11257.78      11188.9
MAR         11314.46     11319.7       11181.07
APR         11324.64     11371.77      11192.25
MAY         11345.02     11430.9       11216.87
JUN         11444.86     11494.91      11298.75
JUL         11491.78     11563.88      11342.82
AUG         11523.96     11614.76      11384.79


The above graph represents the value of a hypothetical $10,000.00 investment in the Solon Short Duration 3 Year Fund, the Solon Short Duration 1 Year Fund and the Lehman Government 1-3 year index*. Inception date is March 1, 1994 and the ending date is August 31, 1996.


TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 1996

                           SIX MONTHS ENDED        INCEPTION 3/1/94
                           8-31-96                 THROUGH 8-31-96
                           ----------------        ----------------
1 YEAR PORTFOLIO           3.17%                   16.15%

3 YEAR PORTFOLIO           1.80%                   15.24%

LEHMAN 1-3 YEAR
   GOV'T INDEX*            1.75%                   13.85%


*The Lehman Government 1-3 Year Index is an unmanaged index that assumes the reinvestment of all dividends. Past performance is no guarantee of future results.

               SOLON SHORT DURATION GOVERNMENT FUNDS:
                        ONE YEAR PORTFOLIO
                      SCHEDULE OF INVESTMENTS
                        August 31, 1996
                           (Unaudited)

Principal                                                     Value
Amount                                                       (Note 1)
---------                                                     -------

               U.S. GOVERNMENT AGENCY SECURITIES-67.9%
               Federal Home Loan Mortgage Corporation-13.8%
$31,874              5.150% due 11/15/2006, REMIC             $31,685
 75,000              5.750% due 3/15/2015, REMIC               74,648
                                                              -------
                                                             $106,333
                                                              -------

               Federal National Mortgage Association-34.7%
100,000              5.750% due 2/25/2012,REMIC                99,438
102,529              5.960% due 2/25/2021, REMIC              102,881
 61,572              7.89% due 11/01/2018                      64,054
                                                              -------
                                                              266,373
                                                              -------
               Government National Mortgage Association-1.7%
 12,741              4.400% due 12/25/2003, REMIC             12,690
                                                              -------
               Farmer Mac Discount Notes - 17.7%
 136,000              5.170% due 9/16/96                      135,668
                                                              -------

               TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                    (Cost $520,502)                          $521,064


               U.S. TREASURY OBLIGATIONS-30.6%
               U.S. Treasury Notes:
 235,000            6.000% due 8/31/1997 (Cost $234,840)      234,853
                                                              -------

               TOTAL INVESTMENTS(Cost $755,342)   98.5%       755,917

               OTHER ASSETS AND LIABILITIES (Net)  1.5%        11,309
                                                 ------      --------
               NET ASSETS                        100.0%      $767,226
                                                 ======      ========

                  See accompanying notes.

               SOLON SHORT DURATION GOVERNMENT FUNDS:
                       THREE YEAR PORTFOLIO
                     SCHEDULE OF INVESTMENTS
                        August 31, 1996
                           (Unaudited)

Principal                                                     Value
Amount                                                        (Note 1)
---------                                                     --------
               U.S. GOVERNMENT AGENCY SECURITIES-64.3%

               Government National Mortgage Association-1.3%
 $151,498          7.250% due 8/20/2017                        $153,770

               Federal National Mortgage Association-52.3%
  455,273          5.000% due 8/1/2010                          421,128
1,062,291          6.000% due 10/1/2008                       1,015,485
  990,000          6.500% due 9/01/2010, TBA                    949,472
  235,476          7.470% due 12/1/2017                         241,952
  709,702          8.000% due 9/1/2010, TBA                     709,480
  555,230          9.000% due 4/1/1997                          578,134
  214,036          7.890% due 11/1/2918                         222,664
1,200,000          5.750% due 2/25/2012, REMIC                1,193,250
  957,644          5.970% due 2/25/2021, REMIC                  960,937
  202,013          6.000% due 6/25/2003, REMIC                  201,381
   13,655          9.400% due 10/25/2017, REMIC                  13,890
                                                              ---------
                                                              6,507,773
                                                              ---------
               Federal Home Loan Mortgage Corp-10.7%
  108,691          5.000% due 2/15/2002, REMIC                 107,843
  382,495          5.150% due 11/15/2006, REMIC                380,224
  265,000          5.400% due 4/15/2014, REMIC                 258,706
  125,000          5.750% due 3/15/2015, REMIC                 124,414
   20,319          6.750% due 7/15/2003, REMIC                  20,275
   41,845          9.000% due 5/15/2020, REMIC                  41,767
  376,629         10.000% due 6/15/2020, REMIC                 397,579
                                                             ---------
                                                             1,330,808
                                                             ---------
               TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                    (Cost $8,004,647)                        7,992,351

               COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
               Capstead Securities - 1.3%
  168,047          7.900% due 11/25/2019 (Cost $168,048)       168,048


               U.S. TREASURY OBLIGATIONS-36.7%

               U.S. Treasury Notes: 36.2%
  370,000          6.125% due 5/15/1998                        369,075
1,553,000          6.000% due 8/31/1997                      1,552,029
  360,000          6.250% due 4/30/2001                        353,363
  150,000          6.375% due 5/15/1999                        149,484
2,078,000          6.000% due 5/31/1998                      2,066,961
                                                             ---------
                                                             4,490,912
                                                             ---------
               U.S Treasury Bills: .5%
   70,000          5.390% due 5/29/1997                         67,118
                                                             ---------
               TOTAL U.S. TREASURY OBLIGATIONS
                    (Cost $4,575,296)                        4,558,030
                                                             ---------

               REPURCHASE AGREEMENTS-10.4%

               Repurchase agreement with Paine Webber,
               5.28%, dated 8/30/96, due 9/3/96
               (Collateralized by FHLMC Strip, par
               value of $1,300,000,due 7/1/26, value
 1,300,000     of $1,328,899.43) (Cost $1,300,000)           1,300,000


               TOTAL INVESTMENTS (Cost $14,047,991)  112.7%  14,018,429
               OTHER ASSETS AND LIABILITIES (Net)    (12.7%) (1,581,934)
                                                            -----------
               NET ASSETS                            100.0% $12,436,495
                                                     ====== ===========

            See accompanying notes.

                       THE SOLON FUNDS
             STATEMENT OF ASSETS AND LIABILITIES
                      August 31, 1996
                        (unaudited)

                                                Solon Short Duration
                                                Government Funds:

                                                One Year       Three Year
                                                --------       ----------
ASSETS
Investment in securities, at value
    (Identified cost $755,342 and
     $14,047,991 respectively)                  $755,917      $14,018,429
Cash                                                 388              924
Receivables:
     Interest                                      8,631          132,338
     Paydown and other receivables                 2,455           (5,468)
                                                --------       ----------
Total Assets                                     767,391       14,146,223
                                                ========       ==========
LIABILITIES
     Investment securities purchased                   -        1,691,296
     Payable to manager (Note 2)                       -           16,083
     Dividends payable                               165            2,349
                                                --------        ---------
Total Liabilities                                    165        1,709,728
                                                --------        ---------
TOTAL ASSETS                                    $767,226      $12,436,495
                                                ========      ===========
Net Assets consist of:
Capital shares at par                               $765           $1,253
Paid in capital in excess of par                 764,400       12,537,524
Accumulated undistributed net
     investment income                                98                0
Accumulated net realized gain/loss
     on investment transactions                    1,387          (72,720)
Net unrealized appreciation (depreciation)
     of investments (Note 3)                         576          (29,562)
                                                --------      -----------
NET ASSETS                                      $767,226      $12,436,495
                                                ========      ===========

Net Asset Value, offering and redemption
     price per share                              $10.04            $9.93
Number of shares outstanding with a par
     value of $.01 per share, unlimited
     number of shares authorized                  76,409        1,252,667

See accompanying notes.


                     THE SOLON FUNDS
                 STATEMENT OF OPERATIONS
         For the Six Months Ended August 31, 1996
                      (unaudited)

                                           Solon Short Duration
                                           Government Funds:
                                           One Year        Three Year
                                           --------        ----------
INVESTMENT INCOME
Interest                                   $15,974           $368,960

Expenses
Adviosry fee (Note 2)                          655             15,240
Custodian fee                                7,430             13,772
Directors' fee & expenses (Note 2)           2,770              2,770
Shareholder Services                         8,307             20,980
Interest expense (Note 4)                      -                  713
Legal fee                                    3,048              9,846
Audit expense                                7,363              4,364
Insurance expense                            1,662              1,662
Other                                          808              4,892
                                           -------           --------
 Total expenses                             32,043             74,239
Expenses reimbursed by the manager         (32,043)           (58,895)
(Note 2)                                   -------           --------
 Total expenses                                -               15,344
                                           -------           --------
NET INVESTMENT INCOME                       15,974            353,616
                                           -------           --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)                     (203)           (93,493)

Net change in unrealized
   appreciation (depreciation) Note 3)         286           (38,289)
                                           -------           --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                          83          (131,782)
                                           -------           --------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:                 $16,057           $221,834
                                           =======           ========

See accompanying notes

                     THE SOLON FUNDS
                   FINANCIAL HIGHLIGHTS

                                Solon Short Duration Gov't Funds:
                                            One Year
                                --------------------------------
                              For The       For The       For The
                              Six Months    Year          Year
                              Ended         Ended         Ended
                              August 31,    February 29,  February 28,
                              1996          1996          1995
                              (Unaudited)
                              ----------    -----------   -----------
Net asset value,
 beginning of period          $10.03        $9.99         $10.00
Income from investment
 operations:
 Net investment income          0.30         0.64           0.53
 Net realized and unrealized
  gain (loss) on investments    0.01         0.05          (0.02)
                              ------        ------         ------
Total from investment
  operations                    0.31         0.69           0.51

Distributions:
 Dividends from net
 investment income             (0.30)       (0.65)         (0.52)
                               ------       ------         ------
Net asset value,
 end of period                 $10.04       $10.03         $9.99
                               ======       ======         ======

Total Return                     7.20%        7.09%         5.21%

Ratios/Supplemental Data:
 Net assets, end of period
 ($000)                          $767         $398          $145
 Ratio of expenses to average
  net assets:
  Before expense reimbusement
   of operating expenses        12.35%*      16.47%        27.89%
  After expense reimbursement
   of operating expenses         0.00%*       0.00%         0.00%
  Interest expense               -            -             -
Ratio of net investment income
 to average net assets           6.16%*       6.46%         5.74%
Portfolio Turnover Rate          -            -             -
Debt outstanding at end
 of period                       -            -             -
Average Debt outstanding
 during the period** ($000)      -            -             -
Average share outstanding
 during the period** (000)       -            -             -
Average debt per share
 during the period**             -            -             -

*Annualized
** Average based upon amounts outstanding at each month end.




                     THE SOLON FUNDS
                   FINANCIAL HIGHLIGHTS

                                Solon Short Duration Gov't Funds:
                                            Three Year
                                --------------------------------
                               For The       For The       For The
                               Six Months    Year          Year
                               Ended         Ended         Ended
                               August 31,    February 29,  February 28,
                               1996          1996          1995
                              (Unaudited)
                               ----------    -----------   -----------
Net asset value,
 beginning of period           $10.04        $9.80         $10.00
Income from investment
 operations:
 Net investment income           0.29         0.60           0.61
 Net realized and unrealized
  gain (loss) on investments    (0.11)        0.23          (0.22)
                               ------        ------         ------
Total from investment
  operations                     0.18         0.83           0.39

Distributions:
 Dividends from net
 investment income              (0.29)       (0.59)         (0.59)
                                ------       ------         ------
Net asset value,
 end of period                  $9.93        $10.04         $9.80
                                ======       ======         ======

Total Return                     6.15%        8.73%          4.08%

Ratios/Supplemental Data:
 Net assets, end of period
 ($000)                       $12,436      $11,027         $7,065
 Ratio of expenses to average
  net assets:
  Before expense reimbusement
   of operating expenses         1.23%        1.45%          1.18%
  After expense reimbursement
   of operating expenses         0.24%        0.24%          0.15%
  Interest expense               0.01%        0.12%          0.04%
Ratio of net investment income
 to average net assets           5.88%        6.18%          6.21%
Portfolio Turnover Rate           369%         251%           405%
Debt outstanding at end
 of period                       -            -              -
Average Debt outstanding
 during the period** ($000)       $60         $256            $76
Average share outstanding
 during the period** (000)      1,207          901            895
Average debt per share
 during the period**            $0.05        $0.28          $0.08

*Annualized
** Average based upon amounts outstanding at each month end.



                          THE SOLON FUNDS
                STATEMENT OF CHANGES IN NET ASSETS

                              Solon Short Duration Gov't Funds:
                                            One Year
                              ----------------------------------
                              For The       For The       For The
                              Six Months    Year          Year
                              Ended         Ended         Ended
                              August 31,    February 29,  February 28,
                              1996          1996          1995
                             (Unaudited)
                              ----------    -----------   -----------
INCREASE (DECREASE)
 IN NET ASSETS:

FROM OPERATIONS:

 Net investment income        $15,974       $17,194       $6,402
 Net realized gain (loss)
  from investemt transations     (203)          872          (44)
 Net unrealized appreciation
  (depreciation) of investments
  (Note 3)                        286           445         (155)
 Net increase in net assets   --------      -------       -------
 resulting from operations     16,057        18,511        6,203
                              --------      -------       -------

FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
 Net investment income        (15,501)     (17,017)       (6,192)
                              --------     --------       -------
FROM CAPITAL SHARE
  TRANSACTIONS:
 Net increase in net assets
  from capital share
  transactions (Note 5)       368,604      251,905       144,656
                              -------      -------       -------
NET INCREASE IN NET ASSETS    369,160      253,399        94,667

NET ASSETS:
Beginning of the period       398,066      144,667        50,000
                              -------      -------        -------
End of the period            $767,226     $398,066      $144,667
                             ========     ========      ========

See accompanying notes


                          THE SOLON FUNDS
                STATEMENT OF CHANGES IN NET ASSETS

                              Solon Short Duration Gov't Funds:
                                            Three Year
                              ----------------------------------
                              For The       For The       For The
                              Six Months    Year          Year
                              Ended         Ended         Ended
                              August 31,    February 29,  February 28,
                              1996          1996          1995
                             (Unaudited)
                              ----------    -----------   -----------
INCREASE (DECREASE)
 IN NET ASSETS:

FROM OPERATIONS:

 Net investment income        $353,616       $547,784       $535,397
 Net realized gain (loss)
  from investemt transations   (93,493)       158,024       (167,698)
 Net unrealized appreciation
 (depreciation) of investments
 (Note 3)                      (38,289)        14,016         (5,288)
 Net increase in net assets   --------        -------       --------
 resulting from operations     221,834        719,824        362,411
                              --------        -------       --------

FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
 Net investment income        (353,566)    (530,162)       (522,622)
                              --------      --------        --------
FROM CAPITAL SHARE
  TRANSACTIONS:
 Net increase in net assets
  from capital share
  transactions (Note 5)      1,541,662     3,772,091      7,225,023
                             ---------     ---------      ---------
NET INCREASE IN NET ASSETS   1,409,930     3,961,753      7,034,813

NET ASSETS:
Beginning of the period     11,026,565     7,064,812         50,000
                           -----------   -----------     ----------
End of the period          $12,436,495   $11,026,565     $7,064,812
                           ===========   ===========     ==========

See accompanying notes

THE SOLON FUNDS
NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

a. ORGANIZATION. The Solon Funds are registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. As of August 31, 1996, The Solon
    Funds had two series: Solon Short Duration Government Funds: One
    Year Portfolio (the "One Year Portfolio") and Solon Short Duration Government Funds: Three Year Portfolio (the "Three Year Portfolio") (each a "Fund" and collectively the "Funds"). The Funds commenced operations on March 1, 1994. The costs of organization for the One Year Portfolio and the Three Year Portfolio have been assumed by Solon Asset Management, L.P. (the "Manager").

b. REPURCHASE AGREEMENTS. Securities pledged as collateral for repurchase agreements are held on the Funds' behalf by the Funds' custodian.
    The Manager is responsible for determining that the value of the collateral remains at least equal to the carrying amount of the repurchase agreement.

c. REVERSE REPURCHASE AGREEMENTS. The Funds fully collateralize reverse repurchase agreements by maintaining cash, U.S. Government Securities, or other liquid high grade debt instruments equal in value to the Funds' obligations in a segregated account with the Funds' custodian.


d. SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for as of trade date. Realized gains and losses are determined on the specific identified cost basis. Interest income includes amortization of discounts and premiums. Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during the period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

e. SECURITY VALUATION. It is the policy of The Funds to value portfolio securities at market value, determined on the basis of last reported sales price, or if no sales are reported, as is the case with most securities traded over the counter, the mean between representative bid and asked quotations. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Certain fixed income securities for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

f. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute taxable income and net realized gains sufficient to relieve each Fund from federal income, excise, and state income taxes.

g. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. The Funds declare dividends daily and pay them monthly. Distributions of any capital gains earned by a Fund are distributed no less frequently than annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.



2.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Solon Asset Management, L.P. (the Manager) receives management fees at the annual rate of 0.25% of the Fund's average net assets. The Manager performs administrative services for the Funds for which the Manager receives compensation based upon an annual rate of 0.07% of The Funds' average net assets. The Manager also provides shareholder services to the Funds for annual fees of 0.25% of the Fund's average net assets.

b. The Manager voluntarily agreed to absorb all the expenses of the One Year Portfolio for the six months ended August 31, 1996. The Manager voluntarily agreed to limit the Three Year Portfolio's expenses, excluding interest expense, to .24% of average net assets on an annual basis. Reductions in fees are subject to recovery within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery.

c.  The Trust's Chairman and Chief Executive Officer is the sole
    "affiliated person" as defined in the Investment Company Act. Each Trustee who is not an "affiliated person" of the Trust receives an annual retainer of $1,000 and a $500 fee for each meeting attended, as well as reimbursement for expenses.

3.  SECURITIES TRANSACTIONS:

a. Securities transactions (excluding short term securities) for the period ended August 31, 1996, for the Three Year Portfolio were as follows:

       Purchases:    $26,642,195
       Sales:        $21,718,580


b. On August 31, 1996, the composition of unrealized appreciation and depreciation for federal income tax purposes was as follows:

                                                              Net
                            Tax Basis       Tax Basis         Unrealized
                            Unrealized      Unrealized        Appreciation
                            Appreciation    (Depreciation)    (Depreciation)
                           ------------    -------------     -------------

    One Year Portfolio      $713            ($137)            $576
    Three Year Portfolio    $24,889         ($54,451)        ($29,562)

c. At August 31, 1996, the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes.


4.  SHORT TERM BORROWINGS

    For the six months ended August 31, 1996, the maximum borrowings by the Three Year Portfolio under reverse repurchase agreements amounted to $1,431,000. Interest rates ranged from 4.70% to 5.40% during the period.

5.  TRANSACTIONS IN CAPITAL SHARES:

    Transactions in capital shares were as follows:


                         For the six months ended  For the year ended
                              August 31, 1996      February 29, 1996
                              ----------------       -----------------
One Year Portfolio            Shares     Amount      Shares       Amount
                              ------   --------      ------     --------
  Shares Sold                 35,210   $353,459      24,084     $240,596
  Issued as Reinvestment
   of Dividends                1,544     15,500       1,765       17,662
  Shares Redeemed               (35)      (356)       (635)      (6,353)
                              ------    -------      ------     --------
  Net increase                36,464   $366,041      25,214     $251,905
                              ======   ========      ======     ========


Three Year Portfolio          Shares      Amount     Shares       Amount
                              ------    --------     ------     --------
  Shares sold                 211,013  $2,102,030    340,414   $3,405,825
  Issued as Reinvestment
    of Dividends               35,544     353,626     56,672      565,039
  Shares Redeemed             (92,030)   (913,994)   (19,715)    (198,773)
                              -------  ----------    --------  ----------
  Net increase                154,527  $1,541,662     377,371   $3,772,091
                              =======  ==========    ========  ==========